Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and other welfare	$ 1,591,880	$ 1,441,625
Other accrued expenses	354,445	329,620
Total	$ 1,946,325	$ 1,771,245